LEASES - Lease assets obtained in exchange for lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Operating leases	¥ 25,829	$ 3,539	¥ 11,016	¥ 47,288
Finance leases	¥ 911,216	$ 124,836	¥ 169,350	¥ 175,324